Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities:
Net Loss	$ (937,327)	$ (1,299,111)	$ (2,024,664)	$ (626,361)
Adjustments to reconcile net loss to net cash used in operating activities:
Inventory reserve	(12,654)	39,089	26,435	(9,270)
Depreciation expense	71,168	1,090	27,993	2,182
Amortization of right-of-use assets	14,337	0
Amortization of debt discount	0	336,713	336,713	81,342
Stock based compensation	48,000	457,377	541,377	0
Changes in Operating Assets and Liabilities:
Accounts receivable	146,269	26,311	15,403	(747)
Accounts receivable - related party	39,625	(18,636)	(39,061)	9,768
Inventory	5,242	(57,966)	(48,790)	30,333
Other receivables	(2,151)	0
Prepaid expenses	88,838	6,613	(107,553)	(318)
Deposits	7,210	0	(662)	17,516
Accounts payable and accrued liabilities	15,129	(47,625)	(154,675)	80,743
Accounts payable - related party	(4,921)	0	4,921	0
Other payable	(7,210)	0	7,210	0
Customer deposit	77,539	28,285	4,450	(30,392)
Taxes payable	0	(800)	(800)	0
Deferred rent			0	(468)
Net cash flows used in operating activities	(450,906)	(528,660)	(1,411,703)	(445,673)
Cash flows from investing activities:
Purchase of property and equipment	(217,292)	0	(4,599,792)	0
Net cash flows used in investing activities	(217,292)	0	(4,599,792)	0
Cash flows from financing activities:
Cash from acquisition	201,482	0
Payment for acquisition	(550,000)	0
Payments on long term debt and finance lease obligations	(14,256)	0
Proceeds from convertible note payable			0	500,000
Repayment of convertible notes	0	(548,949)	(548,949)	0
Shares issued for convertible notes	0	548,949	548,949	0
Proceeds from sale of common stock	0	3,805,488	10,072,848	0
Proceeds from shareholders loan	0	50,000
Net cash flows provided by financing activities	(362,774)	3,855,488	10,072,848	500,000
Net Change in Cash and Cash Equivalents	(1,030,972)	3,326,828	4,061,353	54,327
Cash - Beginning of Period	4,455,751	394,398	394,398	340,071
Cash - End of Period	3,424,779	3,721,226	4,455,751	394,398
Supplemental non-cash financing activities
Promissory note issued for acquisition	50,000	0
Shares issued for acquisition	290,716	0
Shares issued to reduce notes payable			313,700	0
Supplemental Disclosures for Statement of Cash Flows:
Interest paid	0	0	$ 0	$ 105,831
Income tax paid	$ 0	$ 800